Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock authorized	0	93,762,517	93,762,517
Convertible preferred stock issued	0	92,790,094	92,656,029
Convertible preferred stock outstanding	0	92,790,094	92,656,029
Convertible preferred stock aggregate liquidation preference	$ 0	$ 572,866	$ 572,057
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock authorized	10,000,000	0
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	340,000,000	131,000,000	131,000,000
Common stock issued	124,316,080	12,841,536	12,208,731
Common stock outstanding	124,316,080	12,841,536	12,208,731